Assets for Rights-of-Use and Obligations for Lease Contracts (Tables)	12 Months Ended
Dec. 31, 2021
Assets for Rights-of-Use and Obligations for Lease Contracts
Schedule of asset for right-to-use property under lease
(i)	The Bank has mainly lease agreements for its branches and corporate building. The composition of this item As of December 31, 2021 and 2020, is as follows:

	Years	Years of
	of	average
	useful	remaining	Net Assets as of		Accumulated	Net Assets as of
	life	useful life	January 1, 2021	Gross Balances	Depreciation	December 31, 2021
	N°	N°	MCh$	MCh$	MCh$	MCh$
Land and buildings	7	5	145,906	175,358	(64,615)	110,743
Others leased assets	3	3	102	152	(114)	38
Totals			146,008	175,510	(64,729)	110,781

	Years	Years of
	of	average
	useful	remaining	Net Assets as of		Accumulated	Net Assets as of
	life	useful life	January 1, 2020	Gross Balances	Depreciation	December 31, 2020
	N°	N°	MCh$	MCh$	MCh$	MCh$
Land and buildings	7	6	167,265	195,992	(50,086)	145,906
Others leased assets	3	3	176	173	(71)	102
Totals			167,441	196,165	(50,157)	146,008

(ii)	Movement in the gross balance of assets for the right to use assets under lease at 31 December 2021 and 2020, is as follows

	Land and buildings	Others leased assets	Totals
	MCh$	MCh$	MCh$
Opening balance as of January 1, 2021	195,992	173	196,165
Additions	4,674	—	4,674
Disposals due to early termination (3)	(32,712)	(16)	(32,728)
Remeasurements of the liability due to modifications (1)	(728)	—	(728)
Inflation indexation adjustments (2)	6,258	(6)	6,252
Exchange differences	1,874	1	1,875
Ending balances as of December 31, 2021	175,358	152	175,510
(1)	Corresponds to remeasurements of the recognized liability due to contracts modifications.
(2)	Corresponds to subsequent adjustments due to liabilities remeasurements due to index changes, according to each lease agreement.
(3)	Corresponds to early terminations due to the restructuring plan

Note 15 – Assets for Rights-of-Use and Obligations for Lease Contracts, continued

	Land and buildings	Others leased assets	Totals
	MCh$	MCh$	MCh$
Opening balance as of January 1, 2020	197,065	190	197,255
Additions	9,250	—	9,250
Disposals due to early termination (3)	(9,707)	—	(9,707)
Remeasurements of the liability due to modifications (1)	747	—	747
Inflation indexation adjustments (2)	2,701	—	2,701
Exchange differences	(4,064)	(17)	(4,081)
Ending balances as of December 31, 2020	195,992	173	196,165
(1)	Corresponds to remeasurements of the recognized liability due to contracts modifications.
(2)	Corresponds to subsequent adjustments due to liabilities remeasurements due to index changes, according to each lease agreement.
(3)	Corresponds to early terminations due to the restructuring plan

(iii)	The movement in the accumulated depreciation of assets for the right to use assets under lease agreements As of December 31, 2021 and 2020, is as follows

	Land and buildings	Other leased assets	Totals
	MCh$	MCh$	MCh$
Opening balance as of January 1, 2021	(50,086)	(71)	(50,157)
Depreciation (1)	(27,125)	(59)	(27,184)
Disposals due to early termination (2)	13,333	16	13,349
Exchange differences	(737)	—	(737)
Ending balances as of December 31, 2021	(64,615)	(114)	(64,729)

	Land and buildings	Other leased assets	Totals
	MCh$	MCh$	MCh$
Opening balance as of January 1, 2020	(29,800)	(14)	(29,814)
Depreciation (1)	(29,936)	(57)	(29,993)
Disposals due to early termination (2)	8,738	—	8,738
Exchange differences	912	—	912
Ending balances as of December 31, 2020	(50,086)	(71)	(50,157)
(1)	See note 32 "Depreciation, amortization and impairment"
(2)	Corresponds to early terminations due to the restructuring plan

Summary of obligations for lease contracts
i)	As of December 31, 2021 and 2020, the obligations for lease contracts are as follows

	December 31, 2021	December 31, 2020
	MCh$	MCh$
Lease contract liabilities	115,544	151,885
Totals	115,544	151,885

Summary of movement in lease liabilities and cash flows
ii)	Movement in lease liabilities and cash flows for the period is shown below

	2021	2020
	MCh$	MCh$
Opening balance as of January 1,	151,885	172,924
Additions due to new contracts	4,674	9,250
Disposals due to early termination (2)	(20,177)	(1,971)
Interest expenses	3,725	4,923
Remeasurements of the liability due to modifications (1)	(728)	1,399
Inflation indexation adjustments	6,252	2,701
Exchange rate adjustments	25	(4)
Exchange difference	1,435	(3,650)
Capital and interest payments	(31,547)	(33,687)
Ending balance as of December 31,	115,544	151,885
(1)	Corresponds to remeasurements of the recognized liability due to contract modifications.
(2)	Corresponds to early terminations due to the restructuring plan

Schedule of future maturities of lease liabilities
iii)	Future maturities of lease liabilities are as follows

	As of December 31, 2021	As of December 31, 2020
	MCh$	MCh$
Within 1 year	25,362	30,829
After 1 year but within 2 years	21,668	27,779
After 2 years but within 3 years	20,265	24,083
After 3 years but within 4 years	16,093	20,991
After 4 years but within 5 years	11,408	16,627
After 5 years	20,748	31,576
Totals	115,544	151,885